UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F
		                     FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 02/15/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 1999.


Report for the Calendar Year or Quarter Ended: __12/31/98_____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __11/15/99__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____6_______

Form 13F Information Table Entry Total: _____11_____

Form 13F Information Table Value Total: $___2,428,465___
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5      801-36639                 Westmed Venture Management LP
   6      801-30871                 Oppenheimer Horizon Management LP



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER: CIBC WORLD MARKETS     DATE 12/31/98

(ITEM 1)                 (ITEM 2) (ITEM 3)  (ITEM 4)  (ITEM 5) (ITEM 6)       (ITEM 7)       (ITEM 8)

                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY
                                                                  _____________________       ________________

                          TITLE            FAIR       SHARES OR                  SHARED             (SHARES)
                            OF              MARKET    PRINCIPAL    SOLE    SHARED OTHER          SOLE SHARED NONE
NAME OF ISSUES            CLASS  CUSIP NO  VALUE        AMOUNT     (A)     (B)    (C)  MANAGER   (A)   (B)    (C)
______________             _____  ________  ______      _________  ___     ___    ___  _______   ___   ___   ___
ACTION PERFORMANCE COS INC COM    004933107      17,625        500                                500
APPLIED MAGNETICS CD DEL   SUB DB 038213AA0 133,492,000  2,902,000 2902,000                  2902,000
AVATAR HLDGS INC           SUB NT 053494AD2 593,022,400  7,025,000 7025,000                  7025,000
CELLSTAR CORP              SUB NT 150925AC9 136,398,140  2,108,000 2108,000                  2108,000
OMNICOM GROUP INC          SB DB  681919AE6 675,185,000  3,500,000 3500,000                  3500,000
ORBITAL SCIENCES CORP      SB NT  685564AC0 154,174,500    900,000  900,000                   900,000
PETSMART                   SB NT  716768AB2 164,693,780  1,180,000 1180,000                  1180,000
PLATINUM TECHNOLOGY INC    SB NT  72764TAA9  37,445,250    250,000  250,000                   250,000
PLATINUM TECHNOLOGY INC    SB NT  72764TAD3  88,406,000  1,000,000 1000,000                  1000,000
SYSTEM SOFTWARE ASOC INC   SB NT  871839AA4 141,723,231  1,893,000 1893,000                  1893,000
WMX TECHNOLOGIES INC       SUB NT 92929QAF4 303,906,612  3,084,000 3084,000                  3084,000

                                 PAGE TOTAL    2,428,464,538
                                GRAND TOTAL    2,428,464,538



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